OTHER PAYABLES AND ACCRUED LIABILITIES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Payables to non-trade vendors and service providers	$ 10,064,937	$ 9,915,900
Salary payables	231,333	404,493
Interest payable	1,094,265	987,231
Other miscellaneous payables	56,517	82,113
Total other payables and accrued liabilities	$ 11,447,052	$ 11,389,737